Marketable Securities - Schedule of Marketable Securities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)
Marketable Securities [Abstract]
Less: classified as non-current marketable securities	¥ 9,324		¥ 16,798	$ 1,356
Marketable securities, current	4,956		9,564	721
Total at fair value	14,280		26,362	2,077
Adjusted cost	64,228		69,319	9,342
Unrealized losses	(48,272)	$ (7,022)	(44,975)
Exchange differences	(1,676)	$ (243)	2,018
Total at fair value	¥ 14,280		¥ 26,362	$ 2,077